Borrowings (Details) - Schedule of future loan payments - Mar. 31, 2023	USD ($)	CNY (¥)
Schedule Of Future Loan Payments Abstract
One year	$ 175,316	¥ 1,204,000
Two years	7,863	54,000
Three years	95,230	654,000
Four years	7,863	54,000
Five years and thereafter	6,553	47,430
Total payment	$ 293,178	¥ 2,013,430